GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL
GOODWILL

6.             GOODWILL

During the year ended December 31, 2011, Shanghai Ouku, which was acquired in May 2010, was the only reporting unit of the Group that carried goodwill balance. Based on the impairment analysis as of December 31, 2011, the goodwill of Shanghai Ouku was fully impaired by $906 for the year ended December 31, 2011. The fair value determination of the goodwill is set out in Note 20.

On December 31, 2013, the Group acquired the fashion-focused site business from Ador Inc. This acquisition is expected to bolster talent and maximize the Group’s global e-commerce sales opportunities and was recorded using the acquisition method of accounting. The acquired assets were recorded at fair value at the date of acquisition, including net working capital of $44, goodwill of $690 and other intangible assets of $266. The fair value determination of the acquired assets is set out in Note 20.

The changes in the carrying amount of goodwill and accumulated impairment losses for the years ended December 31, 2012 and 2013 were as follows:

	2012	2013

Gross amount

Beginning balance	$906	$926

Goodwill acquired during the year	—	690

Exchange difference	20	14

Ending balance	926	1,630

Accumulated impairment loss

Beginning balance	(906)	(926)

Changes during the year	—	—

Exchange difference	(20)	(14)

Ending balance	(926)	(940)

Goodwill, net	$—	$690